Supplemental Cash Flow Information	12 Months Ended
Mar. 31, 2013
Supplemental Cash Flow Information

20. SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental information related to the consolidated statements of cash flows is as follows:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Cash paid during the year:
Interest	¥5,642	¥4,732	¥6,914
Income taxes	37,876	20,515	44,207
Non-cash investing and financing activities:
Retirement of treasury stock	19,152	—	—
Obtaining assets by entering into capital leases	772	471	201

During the year ended March 31, 2013, 2012 and 2011, the Company purchased noncontrolling interests reported in the Farm & Industrial Machinery segment. The Company retains the controlling interests before and after the transaction, the cash flow of which is classified in financing activities as purchases of noncontrolling interests.